UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09149

Investment Company Act File Number

Eaton Vance Ohio Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

August 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Ohio Municipal Income Trust

August 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 149.3%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 9.4%
Ohio Economic Development Commission, (Ohio Enterprise Bond Fund), (AMT), 4.85%, 6/1/25	$550	$578,248
Ohio Economic Development Commission, (Ohio Enterprise Bond Fund), (AMT), 5.85%, 12/1/22	1,020	1,046,979
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.00%, 12/1/28	250	294,190
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.00%, 6/1/30	250	291,830
Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	1,245	1,553,822
Summit County Port Authority, (Twinsburg Township), 5.125%, 5/15/25	295	298,145

		$4,063,214

Education — 19.4%
Miami University, 5.00%, 9/1/33	$1,000	$1,170,050
Ohio Higher Educational Facility Commission, (Kenyon College), 5.00%, 7/1/44	440	473,145
Ohio Higher Educational Facility Commission, (Kenyon College), 5.25%, 7/1/44	1,250	1,373,963
Ohio Higher Educational Facility Commission, (University of Dayton), 5.50%, 12/1/36	1,000	1,114,610
Ohio State University, 5.00%, 12/1/28	500	650,830
Ohio State University, 5.00%, 12/1/30	1,675	2,188,823
University of Cincinnati, 5.00%, 6/1/34	500	573,170
Wright State University, 5.00%, 5/1/31	750	843,885

		$8,388,476

Electric Utilities — 3.0%
American Municipal Power, Inc., (AMP Fremont Energy Center), 5.00%, 2/15/32	$470	$536,284
Clyde, Electric System Revenue, (AMT), 6.00%, 11/15/14	195	195,347
Ohio Air Quality Development Authority, (Buckeye Power, Inc.), 6.00%, 12/1/40	500	568,705

		$1,300,336

Escrowed/Prerefunded — 1.3%
Columbus, Prerefunded to 7/1/14, 5.00%, 7/1/23	$500	$543,170

		$543,170

General Obligations — 20.2%
Barberton City School District, 4.50%, 12/1/33	$900	$955,377
Beavercreek City School District, 5.00%, 12/1/30	1,750	1,995,035
Central Ohio Solid Waste Authority, 5.125%, 9/1/27	1,090	1,236,093
Columbus City School District, 5.00%, 12/1/29	1,000	1,171,670
Huber Heights City School District, 4.75%, 12/1/25	595	684,821
Maple Heights City School District, 5.00%, 1/15/37	1,000	1,102,910
Ohio, 4.50%, 2/1/32	400	447,792
Symmes Township, Hamilton County, (Parkland Acquisition and Improvement), 5.25%, 12/1/37	1,000	1,179,720

		$8,773,418

Hospital — 15.2%
Butler County, (Kettering Health Network Obligated Group), 5.25%, 4/1/31	$500	$553,625
Franklin County, (Nationwide Children’s Hospital), 5.00%, 11/1/34	800	878,368

Security	Principal Amount (000’s omitted)	Value
Hancock County, (Blanchard Valley Regional Health Center), 6.25%, 12/1/34	$750	$883,508
Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	500	532,195
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/36	500	551,005
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/41	800	875,920
Montgomery County, (Catholic Health Initiatives), 5.50%, 5/1/34	500	568,685
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.50%, 1/1/39	1,000	1,122,030
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	555	622,932

		$6,588,268

Housing — 9.0%
Ohio Housing Finance Agency, (Residential Mortgage-Backed Securities), (FNMA), (GNMA), (AMT), 4.625%, 9/1/27	$840	$877,800
Ohio Housing Finance Agency, (Residential Mortgage-Backed Securities), (FNMA), (GNMA), (AMT), 4.75%, 3/1/37	210	214,786
Ohio Housing Finance Agency, (Residential Mortgage-Backed Securities), (FNMA), (GNMA), (AMT), 5.00%, 9/1/31	170	175,270
Ohio Housing Finance Agency, (Uptown Community Partners), (AMT), 5.25%, 4/20/48	2,500	2,647,950

		$3,915,806

Industrial Development Revenue — 1.8%
Cleveland, (Continental Airlines), (AMT), 5.375%, 9/15/27	$555	$554,961
Ohio Water Development Authority, (Allied Waste North America, Inc.), (AMT), 5.15%, 7/15/15	225	225,722

		$780,683

Insured-Education — 12.3%
Hamilton County, (University Heights Community Urban Development Corp.), (AGM), 5.00%, 6/1/30	$750	$851,062
Kent State University, (AGC), 5.00%, 5/1/26	1,000	1,155,400
Kent State University, (AGC), 5.00%, 5/1/29	465	529,682
Miami University, (AMBAC), 3.25%, 9/1/26	635	648,989
University of Akron, Series A, (AGM), 5.00%, 1/1/38	1,500	1,616,475
University of Akron, Series B, (AGM), 5.00%, 1/1/38	500	538,575

		$5,340,183

Insured-Electric Utilities — 12.5%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.75%, 2/15/39	$1,000	$1,147,960
Cleveland Public Power System, (NPFG), 0.00%, 11/15/27	710	373,183
Cleveland Public Power System, (NPFG), 0.00%, 11/15/38	2,000	570,420
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/25	815	507,525
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	3,000	1,773,510
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	210	226,340
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	250	270,958
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	500	565,025

		$5,434,921

Insured-General Obligations — 17.5%
Brookfield Local School District, (AGM), 5.00%, 1/15/30	$200	$219,756
Buckeye Valley Local School District, (AGC), 5.00%, 12/1/36	500	577,055
Canal Winchester Local School District, (NPFG), 0.00%, 12/1/30	2,455	1,199,120
Cincinnati School District, (FGIC), (NPFG), 5.25%, 12/1/30	1,000	1,333,690
Madeira City School District, (AGM), 3.50%, 12/1/27	1,500	1,526,430
Milford Exempt Village School District, (AGC), 5.25%, 12/1/36	1,750	1,932,367
St. Marys City School District, (AGM), 5.00%, 12/1/35	750	812,363

		$7,600,781

Security	Principal Amount (000’s omitted)	Value
Insured-Hospital — 5.7%
Hamilton County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.00%, 5/15/32	$280	$285,785
Hamilton County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.125%, 5/15/28	1,500	1,532,565
Lorain County, (Catholic Healthcare Partners), (AGM), 15.046%, 2/1/29(1)(2)(3)	485	660,395

		$2,478,745

Insured-Special Tax Revenue — 1.9%
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$4,880	$433,686
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,325	374,813

		$808,499

Insured-Transportation — 7.5%
Cleveland, Airport System Revenue, (AGM), 5.00%, 1/1/30	$600	$669,336
Ohio Turnpike Commission, (FGIC), (NPFG), 5.50%, 2/15/24	1,000	1,281,580
Ohio Turnpike Commission, (FGIC), (NPFG), 5.50%, 2/15/26	1,000	1,306,340

		$3,257,256

Lease Revenue/Certificates of Participation — 1.4%
Franklin County Convention Facilities Authority, 5.00%, 12/1/27	$500	$587,415

		$587,415

Other Revenue — 3.5%
Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	$1,000	$1,022,550
Summit County Port Authority, 5.00%, 12/1/31	445	509,271

		$1,531,821

Special Tax Revenue — 2.4%
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/26	$180	$215,705
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/28	290	343,229
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	155	174,283
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	170	191,111
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	110	130,117

		$1,054,445

Water and Sewer — 5.3%
Cincinnati, Water System Revenue, 5.00%, 12/1/37	$1,250	$1,451,125
Hamilton County, Sewer System, 5.00%, 12/1/32	750	854,355

		$2,305,480

Total Tax-Exempt Investments — 149.3% (identified cost $57,789,217)		$64,752,917

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (52.4)%		$(22,725,484)

Other Assets, Less Liabilities — 3.1%		$1,343,225

Net Assets Applicable to Common Shares — 100.0%		$43,370,658

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

NPFG	-	National Public Finance Guaranty Corp.

The Trust invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2012, 38.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.7% to 17.9% of total investments.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At August 31, 2012, the aggregate value of these securities is $660,395 or 1.5% of the Trust’s net assets applicable to common shares.

(2)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $1,455,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(3)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at August 31, 2012.

A summary of open financial instruments at August 31, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
12/12	14 U.S. 30-Year Treasury Bond	Short	$(2,096,366)	$(2,119,688)	$(23,322)

At August 31, 2012, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Trust holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Trust purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At August 31, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $23,322.

The cost and unrealized appreciation (depreciation) of investments of the Trust at August 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$57,807,078

Gross unrealized appreciation	$7,165,400
Gross unrealized depreciation	(219,561)

Net unrealized appreciation	$6,945,839

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2012, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$64,752,917	$—	$64,752,917
Total Investments	$—	$64,752,917	$—	$64,752,917

Liability Description
Futures Contracts	$(23,322)	$—	$—	$(23,322)
Total	$(23,322)	$—	$—	$(23,322)

The Trust held no investments or other financial instruments as of November 30, 2011 whose fair value was determined using Level 3 inputs. At August 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form
N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Ohio Municipal Income Trust

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	October 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	October 25, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	October 25, 2012